Offerings - Offering: 1	Sep. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 998,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 152,900.97
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933. The registration fee of US$152,900.97 for this offering is being paid out of SEK's SEC account, the current balance of which is US$155,920.69 as of the date hereof. After payment of the registration fee for this offering, US$3,019.72 remains available in SEK's account for future registration fees.